Schedule of Commercial Mortgage Loan Portfolio by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 1,043,187	$ 1,455,156
General allowance for loan loss	0	0
Total commercial mortgage loans	1,043,187	1,455,156
ALABAMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,056	1,287
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,009	20,389
CALIFORNIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	173,101	255,023
COLORADO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	57,293	57,269
CONNECTICUT
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		25,317
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	103,869	123,194
GEORGIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	63,526	65,414
HAWAII
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	5,020	6,099
ILLINOIS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	87,957	114,549
IOWA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	791	1,033
KANSAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	9,200	9,200
KENTUCKY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	6,538	7,154
MAINE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		3,686
MARYLAND
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	19,851	20,975
MASSACHUSETTS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	53,605	77,772
MINNESOTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	116,923	132,395
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	80,768	84,721
NEW JERSEY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	34,101	65,908
NEW YORK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	50,691	66,502
NORTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	34,022	55,851
OHIO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	12,526	38,611
PENNSYLVANIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,007	31,929
SOUTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,310	1,948
TENNESSEE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		3,238
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	100,066	133,020
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	7,823	42,641
VIRGINIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	975	1,676
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	77	3,681
WISCONSIN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 1,082	$ 4,674